Exhibit 99.3

Exception Grades

Run Date - 5/15/2026 1:29:33 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223279253		3158625871		33370381			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of waiver of evidence of receipt of newly set up IRA. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at leas t $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279253		3158625871		33365480			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee $[Redacted] added on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. When the appraisal was received it identified several items that needed to be completed and so a final inspection was ordered. Please see CIC and notes.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084590	3158625713	35816277	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Recording Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violation.	Reviewer Comment (2026-04-10): PCCD, LOX, and refund check received

Buyer Comment (2026-04-10): Please review refund

Reviewer Comment (2026-03-02): SitusAMC received rebuttal comment however, the lender's tile fees are not re-baselined as the COC in file does not provide sufficient information as to why the title fees are increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-02-26): Please confirm updated amount using the re-baseline  from LE [Redacted] (the Lenders Title Agent $[Redacted] and Lenders Title UW $[Redacted] fee)
Abstract $[Redacted] + Lenders Title Agent $[Redacted] + Lenders Title UW $[Redacted] + Recording $[Redacted] = $[Redacted] / $[Redacted]
																			04/10/2026		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225084590	3158625713	35831545	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Title - Doc Prep fee changed to $[Redacted] on the LE dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2026-02-23): [Redacted] received valid rebuttal comment and supporting document and COC was provided in the loan file.

Buyer Comment (2026-02-19): Do Not Concur - please review again - Title - Doc. Prep 3rd Party Fee disclosed in section B on Initial LE ([Redacted]) and disclosed in section B on all LE's  - borrower was not allowed to shop, tested at 0% -   fee increased to $[Redacted] on Loan Estimate [Redacted], CIC not required because of construction verbiage - fee acceptable to re-baseline at $[Redacted] - Title- Doc Prep 3rd Party Fee disclosed on Final Closing Disclosure as $[Redacted] ****Title - Doc Prep fee disclosed in section C on LE's was not disclosed on Final CD. ***

Reviewer Comment (2026-02-18): [Redacted] received rebuttal. The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop. As the Title- Document preparation fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2026-02-18): Do Not Concur - please review page 3 of LE [Redacted] disclosing "You May Receive a revised LE at any time prior to 60 days - fee should be re-baselined at this point
																		02/23/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064600			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes period that does not match the actual terms for the loan.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Construction period based on Amount Advanced per construction agreement, payment will adjust "every month", as amount advanced can/may vary from month to month. Adjusts every month starting in month 1, not in year 2. Lender can either disclose the interest only payment on [Redacted] of loan amount or can leave first change payment blank since it would be unknown. Subsequent change will be every month. Corrected CD & LOE to borrower to cure.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064609			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation in file to evidence borrower receipt of the initial CD and the presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): consummation date [Redacted]. Initial CD in file issued [Redacted] with no proof of earlier receipt so mailbox rule in effect with receipt date of [Redacted]. initial CD was not provided at least 3 business days prior to consummation.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226166		3158625934		36064608			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	The final CD indicated on page 1 and 4 there would be escrows; however, page 2 did not reflect escrows being set up. Additionally, on page 4 of the CD boxes for will have an escrow and for will not have escrows were both checked.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Final CD page 1 reflects taxes and insurance in escrow, but loan file indicates an Escrow Waiver, see do ID 1089, dated [Redacted] closing. An IEAD was located but is dated after this transaction date. Additionally Page 4 of Final CD has "Escrow Account" marked & no property costs have been reflected. Corrected CD & LOE to borrower required.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064607			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	The final CD indicated on page 1 and 4 there would be escrows; however, page 2 did not reflect escrows being set up. Additionally, on page 4 of the CD boxes for will have an escrow and for will not have escrows were both checked.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Final CD page 1 reflects taxes and insurance in escrow, but loan file indicates an Escrow Waiver, see do ID 1089, dated [Redacted] closing. An IEAD was located but is dated after this transaction date. Additionally Page 4 of Final CD has "Escrow Account" marked & no property costs have been reflected. Corrected CD & LOE to borrower required.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064606			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	The final CD indicated on page 1 and 4 there would be escrows; however, page 2 did not reflect escrows being set up.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Final CD page 1 reflects taxes and insurance in escrow, but loan file indicates an Escrow Waiver, see do ID 1089, dated [Redacted] closing. An IEAD was located but is dated after this transaction date. Additionally Page 4 of Final CD has "Escrow Account" marked & no property costs have been reflected. Corrected CD & LOE to borrower required.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166	3158625934	36064605	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan	Reviewer Comment (2026-03-27): client accepts EV2 condition

Reviewer Comment (2026-03-20): Final CD Page 1 disclosed Monthly principal & Interest of $[Redacted].
However, on Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.
P&I minimum is calculated at half the minimum.  Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the minimum P&I or $[Redacted].  This would relate to Monthly P&I as well as Year
1 payment stream 1 and total payment calculations.
																				03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064602			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Adjusts Every Test	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments.	Final Closing Disclosure provided on [Redacted] with an increasing payment did not disclose the frequency of adjustments				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Construction period based on Amount Advanced per construction agreement, payment will adjust "every month", as amount advanced can/may vary from month to month. Adjusts every month starting in month 1, not in year 2. Corrected CD & LOE to borrower to cure.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064601			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Adjusts Every Starting In	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.	Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Construction period based on Amount Advanced per construction agreement, payment will adjust "every month", as amount advanced can/may vary from month to month. Adjusts every month starting in month 1, not in year 2. Corrected CD & LOE to borrower to cure.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064598			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change Amount Advanced Construction-Permanent	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.	Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan				Reviewer Comment (2026-03-27): client accepts EV2 condition Reviewer Comment (2026-03-20): Construction period based on Amount Advanced per construction agreement, payment will adjust "every month", as amount advanced can/may vary from month to month. Adjusts every month starting in month 1, not year 2. Corrected CD & LOE to borrower to cure.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166	3158625934	36064578	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest Test	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Reviewer Comment (2026-03-27): client accepts EV2 condition

Reviewer Comment (2026-03-20): Final CD Page 1 disclosed Monthly principal & Interest of $[Redacted]. However, on Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the minimum.  Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the minimum P&I or [Redacted].  This would relate to Monthly P&I as well as Year 1 payment stream 1 and total payment calculations.
																				03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064577			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The final CD indicated on page 1 and 4 there would be escrows; however, page 2 did not reflect escrows being set up.				Reviewer Comment (2026-03-27): client accepts EV2 condition Buyer Comment (2026-03-27): accepted EV 2 for remaining citing's Reviewer Comment (2026-03-20): Final CD page 1 reflects taxes and insurance in escrow, but loan file indicates an Escrow Waiver, see do ID 1089, dated [Redacted] closing. An IEAD was located but is dated after this transaction date. Additionally Page 4 of Final CD has "Escrow Account" marked & no property costs have been reflected. Corrected CD & LOE to borrower required.			03/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226166		3158625934		36064271			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The file does not contain an appraisal dated prior to the [Redacted] Note date.				Reviewer Comment (2026-03-24): post-note date appraisal confirms property not affected by disaster Buyer Comment (2026-03-23): Do Not Concur - Appraisal completion doc ID D1239 confirms property acceptable [Redacted]	03/24/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226166		3158625934		36064235			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The file does not contain an appraisal dated prior to the [Redacted] Note date.				Reviewer Comment (2026-03-26): appraisal received	03/26/2026			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226166	3158625934	36064010	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	File is missing an appraisal dated prior to the [Redacted] Note date.	Reviewer Comment (2026-03-26): appraisal received

Buyer Comment (2026-03-26): Please review appraisal [Redacted]

Reviewer Comment (2026-03-24): Construction loan appraisal needed for securitization review purposes.

Buyer Comment (2026-03-23): The appraisal request was escalated on our end. Could it please be revisited? The [Redacted] Note date secured lender site financing and commencement of construction. The[Redacted]end loan construction to perm financing modification is dated [Redacted] which is supported by the [Redacted] appraisal and [Redacted] completion cert in file.  There are no additional appraisal requirements in[Redacted]guides.

Reviewer Comment (2026-03-23): Final CD from[Redacted] shows the borrower paid for an appraisal before closing.  We need a copy of this appraisal.

Reviewer Comment (2026-03-23): This file was escalated last week and information was provided to [Redacted]. via email communication.

Buyer Comment (2026-03-23): Please Review and escalate - site purchased [Redacted] - (see construction agreement D0853) an appraisal would not be completed prior to build- appraisal  completed upon completion of construction during modification of loan (Note loan modification effective date [Redacted] appraisal in file dated [Redacted])

Reviewer Comment (2026-03-23): we need the appraisal dated from prior to the original Note date in [Redacted].

Buyer Comment (2026-03-23): Please review again Const. To Perm - Loan Mod in file
																		03/26/2026			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226166		3158625934		36063950			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2026-03-24): HOI coverage is sufficient Buyer Comment (2026-03-24): Please see email from insurance agent (D0997). The kitchen upgrades (appliances) on appraisal cost approach would be covered by personal property for sufficient coverage.	03/24/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226212		3158625937		36043083			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Credit Report fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-03-26): PCCD, LOX, refund check, and proof of mailing has been received. Buyer Comment (2026-03-26): Please review uploaded copy of check Reviewer Comment (2026-03-26): PCCD, LOX, and proof of mailing received. Waiting for copy of refund check to resolve. Buyer Comment (2026-03-26): Please review uploaded PCCD, proof of mailing and LOE/CIC. A copy of the refund check will be provided when received.		03/26/2026		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226212	3158625937	36043084	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].	The final CD was not signed/dated resulting in a presumed receipt date of [Redacted] and an eligible disbursement date of [Redacted].	Reviewer Comment (2026-03-26): explanation and signed previous CD is acceptable

Buyer Comment (2026-03-26): Please review uploaded explanation from Correspondent. The CD dated [Redacted] at 12:10PM was system generated and not provided to borrower, nor were they charged for the rate extension.

Reviewer Comment (2026-03-18): The [Redacted] signed CD is time-stamped 10:07am; however, the file contains another [Redacted] CD version time-stamped 12:10pm which is considered to be the final version based on time stamp. Neither copy of the final version are signed/dated. The 2 versions of the [Redacted] CD are not the same which is why the time stamp was used to determine which was considered final.  Finding remains open.

Buyer Comment (2026-03-17): Do not concur. Transaction date was not [Redacted]. Transaction date per Notary on Mortgage was [Redacted]. NRTC rescission date of [Redacted] is accurate. Final CD dated [Redacted] was signed [Redacted] and  prepaid interest starts [Redacted].
																		03/26/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226212	3158625937	36043085	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The Right to Cancel document indicated a rescission expiration date of [Redacted]; however, based on a transaction date of [Redacted], the rescission expiration date should actually have been [Redacted].	Reviewer Comment (2026-03-26): explanation and signed previous CD is acceptable

Buyer Comment (2026-03-26): Please review uploaded explanation from Correspondent. The CD dated [Redacted] at 12:10PM was system generated and not provided to borrower, nor were they charged for the rate extension.

Reviewer Comment (2026-03-18): The [Redacted] signed CD is time-stamped 10:07am; however, the file contains another [Redacted] CD version time-stamped 12:10pm which is considered to be the final version based on time stamp. Neither copy of the final version are signed/dated. The 2 versions of the [Redacted] CD are not the same which is why the time stamp was used to determine which was considered final.  Finding remains open.

Buyer Comment (2026-03-17): Do not concur. Transaction date was not [Redacted]. Transaction date per Notary on Mortgage was [Redacted]. NRTC rescission date of [Redacted] is accurate. Final CD dated [Redacted] was signed [Redacted] and  prepaid interest starts [Redacted].
																		03/26/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes